Schedule of Investments
September 30, 2024 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 6.74%

Arrangement of Transportation of Freight & Cargo - 0.32%
C.H. Robinson Worldwide, Inc. (2)			3,686	406,824
Expeditors International of Washington, Inc. (2)			3,601	473,171

				879,995

Beverages - 0.31%
PepsiCo, Inc.			2,305	391,965
The Coca-Cola Co.			6,174	443,664

				835,629

Construction, Mining & Materials Handling Machinery & Equipment - 0.18%
Dover Corp.			2,586	495,840

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.14%
Kimberly-Clark Corp.			2,762	392,977

Diversified Financials - 0.14%
S&P Global, Inc.			723	373,516

Electromedical & Electrotherapeutic Apparatus - 0.14%
Medtronic PLC (Ireland)			4,177	376,055

Electronic & Other Electrical Equipment - 0.17%
Emerson Electric Co.			4,327	473,244

Electronic & Other Electrical Equipment - 0.10%
Archer-Daniels-Midland Co.			4,632	276,716

General Industrial Machinery & Equipment - 0.28%
Illinois Tool Works, Inc.			1,773	464,650
Nordson Corp. (2)			1,121	294,408

				759,058

Household Appliances - 0.21%
A.O. Smith Corp.			6,410	575,810

Household Products - 0.16%
Church & Dwight Co., Inc.			4,191	438,882

Industrial Inorganic Chemicals - 0.38%
Air Products & Chemicals, Inc.			1,502	447,205
Linde AG PLC (Ireland)			1,213	578,431

				1,025,637

Industrial Instruments For Measurement, Display & Control - 0.18%
Roper Technologies, Inc.			892	496,344

Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 0.21%
Cintas Corp.			2,776	571,523

Miscellaneous Food Preparations & Kindred Products - 0.12%
McCormick & Co., Inc.			4,083	336,031

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.12%
PPG Industries, Inc.			2,496	330,620

Perfumes, Cosmetics & Other Toilet Preparations - 0.16%
Colgate-Palmolive Co.			4,267	442,957

Personal Care Products - 0.18%
Kenvue, Inc.			21,640	500,533

Petroleum Refining - 0.21%
Chevron Corp.			1,946	286,587
Exxon Mobil Corp.			2,486	291,409

				577,996

Pharmaceutical Preparations - 0.43%
Abbott Laboratories			3,436	391,738
AbbVie, Inc. (2)			1,976	390,220
Johnson & Johnson			2,319	375,817

				1,157,776

Retail-Building Materials, Hardware, Garden Supply - 0.37%
Fastenal Co.			5,754	410,951
The Sherwin-Williams Co.			1,569	598,840

				1,009,791

Retail-Lumber & Other Building Materials Dealers - 0.22%
Lowe's Cos., Inc.			2,186	592,078

Retail-Variety Stores - 0.13%
Target Corp.			2,324	362,219

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.33%
Ecolab, Inc.			2,036	519,852
The Procter Gamble Co.			2,216	383,811

				903,663

Special Industry Machinery (No Metalworking Machinery) - 0.24%
Pentair PLC (Ireland)			6,670	652,259

Specialty Cleaning, Polishing & Sanitation Preparations - 0.14%
The Clorox Co.			2,400	390,984

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.12%
Nucor Corp.			2,254	338,866

Surgical & Medical Instruments & Apparatus - 0.25%
Becton, Dickinson & Co.			1,440	347,184
West Pharmaceutical Services, Inc.			1,128	338,580

				685,764

Technology - 0.21%
International Business Machines Corp.			1,391	307,522

Wholesale-Drugs Proprietaries & Druggist - 0.10%
Cardinal Health Inc.			2,558	282,710

Wholesale-Durable Goods - 0.21%
W.W. Grainger, Inc.			551	572,384

Wholesale-Groceries & Related Products - 0.15%
Sysco Corp.			5,384	420,275

Wholesale-Motor Vehicle Supplies & New Parts - 0.17%
Genuine Parts Co.			3,268	456,474

Total Common Stocks			(Cost $ 112,321,109)	18,292,131

Real Estate Investment Trusts - 0.15% (5)

Essex Property Trust, Inc.			1,393	411,520

Total Real Estate Investment Trusts			(Cost $ 361,548)	411,520

Sukuks - 69.11%

Banks - 11.10%
ADIB Sukuk II Company Ltd, Sr. Unsecd. Note, 5.695%, 11/15/2028 (Cayman Islands) (6)			3,800,000	3,979,795
AL Rajhi Sukuk, Ltd., Sr. Unsecd. Note, Series REGS, 4.750%, 04/05/2028 (Saudi Arabia) (6)			2,000,000	2,027,013
AUB Sukuk, Ltd., Sr. Unsecured Note, Series EMTN, 2.615%, 09/09/2026 (Cayman Islands) (6)			2,500,000	2,393,106
QIB Sukuk, Ltd., Unsecd. Note, 5.581%, 11/22/2028 (Cayman Islands)			4,950,000	5,178,712
Riyad Sukuk Ltd., Sub Note, 3.174%, 02/25/2030 (Saudi Arabia) (6)			600,000	594,366
Banque Saudi Fransi, Sr. Unsecd. Note, 4.75%, 05/31/2028 (Saudi Arabia) (6)			4,000,000	4,039,900
DIB Sukuk, Ltd., Sr. Unsecd. Note, 2.950%, 02/20/2025 (Cayman Islands) (6)			5,500,000	5,457,133
DIB Sukuk, Ltd., Series EMTN, 5.243%, 03/04/2029 (Cayman Islands) (6)			3,000,000	3,090,090
KIB Sukuk Ltd., Sub, 2.375%, 11/30/2030 (Cayman Islands) (6)			3,450,000	3,338,263

				30,098,378

Communications Equipment - 0.75%
ICD Sukuk Co. Ltd., Sr., 5.000%, 02/01/2027 (Cayman Islands) (6)			2,000,000	2,023,976

Energy - 2.60%
SA Global Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 4.25%, 10/02/2029 (Cayman Islands) (6)			3,500,000	3,470,425
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Cayman Islands) (6)			800,000	714,488
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series REGS, 1.602%, 06/17/2026 (Cayman Islands) (6)			3,000,000	2,863,425

				7,048,338

Financial Services - 2.41%
Air Lease Corp. Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 5.850%, 04/01/2028 (Bahrain) (6)			1,500,000	1,543,926
MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025 (Cayman Islands) (6)			5,000,000	4,998,888

				6,542,813

Home Construction - 3.89%
Aldar Sukuk Ltd., 4.750%, 09/29/2025 (Cayman Islands) (6)			6,000,000	6,000,431
Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029 (Cayman Islands) (6)			1,500,000	1,458,300
Esic Sukuk Ltd, Sr. Unsecd. Note, 5.831%, 02/14/2029 (Cayman Islands) (6)			3,000,000	3,090,138

				10,548,869

Government Owned - 8.76%
Axiata Spv2 Bhd, Series REGS, 2.163%, 08/19/2030 (Cayman Islands) (6)			3,380,000	2,979,552
EDO Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 5.682%, 07/03/2031 (Bahrain) (6)			4,000,000	4,118,736
EDO Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 5.875%, 09/21/2033 (Bahrain) (6)			3,300,000	3,473,755
Mdgh Sukuk Ltd. Unsecd. Note, Series EMTN, 4.959%, 04/04/2034 (United Arab Emirates) (6)			1,500,000	1,560,105
NCB Tier 1 Sukuk Ltd. Jr. Sub. Note, 3.5%, 01/26/2025 (Cayman Islands) (6)			3,000,000	2,879,078
Snb Sukuk Ltd. Sr. Unsecd. Note, 5.129%, 02/27/2029 (Cayman Islands) (6)			3,000,000	3,081,983
Nogaholding Sukuk, Sr. Unsecd Note, Series REGS, 5.25%, 04/08/2029 (Bahrain) (6)			2,500,000	2,509,552
Suci Secone Investment Co, Sr. Unsecd. Note, 6%, 10/25/2028 (Cayman Islands) (6)			3,000,000	3,167,038

				23,769,797

Government Sponsored - 2.13%
FAB Sukuk Co. Ltd., Unsecd. Note, 1.411%, 1/14/2026 (Cayman Islands) (6)			3,000,000	2,884,061
FAB Sukuk, Ltd. Sr. Unsecd. Note, Series 144A, 2.591%, 03/02/2027 (Cayman Islands) (6)			3,000,000	2,890,653

				5,774,714

Other Financial - 2.17%
Aldar Sukuk Ltd., Sr. Unsecd. Note, Series REGS, 4.875%, 05/24/2033 (Cayman Islands) (6)			3,000,000	3,055,436
Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.700%, 07/06/2031 (Cayman Islands) (6)			3,000,000	2,846,107

				5,901,543

Real Estate - 1.64%
DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (6)			2,000,000	1,967,960
DIFC Investments LLC, Note, Series REGS, 4.325%, 11/12/2024 (United Arab Emirates) (6)			2,500,000	2,496,845

				4,464,805

Sovereigns - 21.40%
CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (6)			1,500,000	1,453,470
CBB International Sukuk Progr. Co., REGS, 6.250%, 11/14/2024 (Bahrain) (6)			1,500,000	1,500,870
CBB International Sukuk Progr. SPC., REGS, 6.250%, 11/14/2024 (Bahrain) (6)			3,500,000	3,504,454
CBB International Sukuk Progr. WLL., Sr. Unsecd., Series REGS, 3.875%, 05/18/2029 (Bahrain) (6)			1,000,000	951,088
CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain) (6)			2,000,000	1,999,780
CBB International Sukuk Progr. WLL., Series 144A, 3.875%, 05/18/2029 (Bahrain) (6)			1,000,000	953,647
Egypt Taskeek Co. Sr. Unsecd. Note Series 144A, 10.875%, 02/28/2026 (Egypt) (6)			2,500,000	2,637,838
Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series REGS, 5.125%, 06/22/2026 (Turkey) (6)			3,900,000	3,905,007
Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series REGS, 9.758%, 11/13/2025 (Turkey) (6)			1,500,000	1,587,882
Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (6)			1,500,000	1,498,170
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia) (6)			5,000,000	5,005,150
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia) (6)			1,685,000	1,686,736
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2025 (Indonesia) (6)			2,500,000	2,467,145
Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)			3,000,000	2,960,661
Wakala Global Sukuk BHD, REGS, 3.043%, 04/22/2025 (Malaysia) (6)			3,500,000	3,470,159
Oman, Government, Sr. Unsecd. Series REGS, 4.875%, 06/15/2030 (Oman) (6)			2,500,000	2,537,100
Oman, Government, Series 144A, 4.875%, 06/15/2030 (Oman) (6)			1,000,000	1,012,810
Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (6)			2,500,000	2,531,298
Perusahaan Penerbit SBSN Sr. Unsecd. Note, Series 144A, 5.1%, 07/02/2029 (Indonesia)			4,700,000	4,854,770
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2026 (Indonesia) (6)			3,800,000	3,750,061
Ras al-Khaimah, 3.094%, 03/31/2025 (Cayman Islands) (6)			2,500,000	2,479,587
Sharjah Sukuk Program, Sr. Unsecd, Note, 3.234%, 10/23/2029 (Cayman Islands) (6)			1,500,000	1,392,812
Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (Cayman Islands) (6)			4,000,000	3,946,742

				58,087,234

Supranationals - 2.23%
IDB Trust Services, Ltd. REGS, 1.957%, 10/02/2024 (Jersey) (6)			6,068,000	6,061,507
IDB Trust Services, Ltd. Sr. Unsecd. Note, 1.809%, 02/26/2025 (Jersey) (6)			700,000	691,967
IDB Trust Services, Ltd., Sr. Unsecd. Note, 0.908%, 06/25/2025 (Jersey) (6)			2,000,000	1,951,290

				8,704,764

Utilities - 6.18%
Saudi Electricity Global, Sr. Unsecd. Note REGS, 1.740%, 09/17/2025 (Saudi Arabia) (6)			5,758,000	5,601,231
Saudi Electricity Global, Sr. Unsecd. Note REGS, 2.413%, 09/17/2030 (Saudi Arabia) (6)			2,500,000	2,229,803
Saudi Electricity Sukuk P. Sr. Unsecd. Note, 4.942%, 02/13/2029 (Saudi Arabia) (6)			3,000,000	3,070,395
TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia) (6)			6,000,000	5,863,034

				16,764,464

Wireline Telecommunications Services - 2.90%
Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia) (6)			5,600,000	5,602,431
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (6)			2,300,000	2,279,137

				7,881,568

Total Sukuks			(Cost $ 187,632,014)	187,611,263

Bank Time Deposits - 21.04% (5)

Arab Banking Corp., NY Branch, 5.36%, 12/06/2024 (Bahrain)			2,098,150	2,098,150
Arab Banking Corp., NY Branch, 5.59%, 2/25/2025 (Bahrain)			3,331,577	3,331,577
Arab Banking Corp., NY Branch, 5.690%, 11/25/2024 (Bahrain)			3,000,000	3,000,000
Arab Banking Corp., NY Branch, 5.73%, 12/18/2024 (Bahrain)			3,087,000	3,087,000
Arab Banking Corp., NY Branch, 5.75%, 12/12/2024 (Bahrain)			3,070,933	3,070,933
Gulf International Bank (UK), 4.75%, 3/17/2025 (Bahrain)			3,060,800	3,060,800
Gulf International Bank (UK), 4.80%, 11/27/2024 (Bahrain)			3,116,164	3,116,164
Gulf International Bank (UK), 4.85%, 12/13/2024 (Bahrain)			3,076,734	3,076,734
Gulf International Bank (UK), 4.85%, 12/13/2024 (Bahrain)			3,076,250	3,076,250
MayBank Islamic Bank, 4.57%, 1/30/2025 (Malaysia)			3,014,000	3,014,000
MayBank Islamic Bank, 5.08%, 11/06/2024 (Malaysia)			2,229,238	2,229,238
MayBank Islamic Bank, 5.08%, 11/06/2024 (Malaysia)			2,094,889	2,094,889
Maybank Islamic Bank, 5.40%, 10/29/2024 (Malaysia)			2,134,642	2,134,642
Maybank Islamic Bank, 5.45%, 10/15/2024 (Malaysia)			3,067,575	3,067,575
Qatar National Bank, 4.87%, 1/27/2025 (Qatar)			3,000,000	3,000,000
Qatar National Bank, 4.92%, 3/18/2025 (Qatar)			2,653,103	2,653,103
Qatar National Bank, 5.25%, 2/28/2025 (Qatar)			3,000,000	3,000,000
Qatar National Bank, 5.790%, 12/23/2024 (Qatar)			3,000,000	3,000,000
Qatar National Bank, 5.81%, 11/22/2024 (Qatar)			3,000,000	3,000,000
Qatar National Bank, 5.84%, 5/7/2025 (Qatar)			3,000,000	3,000,000

Total Bank Time Deposits			(Cost $ 57,111,055)	57,111,055

Trade Finance Agreements (3) - 2.85%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value
Energy-Oil Refining & Marketing - 2.85%
Arab Republic of Egypt, 7.690%, 9/25/2025 (Egypt) (4)	1,985,100	9/26/2024	1,974,100	$ 1,985,100
Arab Republic of Egypt, 7.690%, 9/25/2025 (Egypt) (4)	827,125	9/26/2024	827,125	$ 827,125
Arab Republic of Egypt, 7.690%, 9/25/2025 (Egypt) (4)	496,275	9/26/2024	496,275	$ 496,275
Government of Egypt, 7.427%, 9/22/2025 (Egypt) (4)	1,808	9/23/2024	1,808	$ 1,808
Government of Egypt, 7.427%, 9/22/2025 (Egypt) (4)	6,705	9/23/2024	6,705	$ 6,705
Government of Egypt, 7.427%, 9/22/2025 (Egypt) (4)	4,019	9/23/2024	4,019	$ 4,019
Government of Egypt, 7.427%, 9/22/2025 (Egypt) (4)	310	9/23/2024	310	$ 310
Government of Egypt, 7.427%, 9/22/2025 (Egypt) (4)	3,738	9/23/2024	3,738	$ 3,738
Government of Egypt, 7.427%, 9/22/2025 (Egypt) (4)	268	9/23/2024	268	$ 268
Government of Egypt, 7.427%, 9/22/2025 (Egypt) (4)	3,379	9/23/2024	3,379	$ 3,379
Government of Egypt, 7.427%, 9/25/2025 (Egypt) (4)	204	9/26/2024	204	$ 204
Government of Egypt, 8.272717%, 08/11/2025 (Egypt) (4)	7,288	8/12/2024	7,288	$ 7,288
Government of Egypt, 8.272717%, 08/11/2025 (Egypt) (4)	1,759	8/12/2024	1,759	$ 1,759
Government of Egypt, 8.311436%, 08/18/2025 (Egypt) (4)	8,011	8/19/2024	8,011	$ 8,011
Government of Egypt, 8.311436%, 09/02/2025 (Egypt) (4)	4,505	9/3/2024	4,505	$ 4,505
Government of Egypt, 8.311436%, 09/02/2025 (Egypt) (4)	321	9/3/2024	321	$ 321
Government of Egypt, 8.311436%, 09/02/2025 (Egypt) (4)	7,911	9/3/2024	7,911	$ 7,911
Government of Egypt, 8.311436%, 09/04/2025 (Egypt) (4)	376	9/5/2024	376	$ 376
Government of Egypt, 8.311436%, 09/11/2025 (Egypt) (4)	321	9/12/2024	321	$ 321
Government of Egypt, 8.311436%, 09/15/2025 (Egypt) (4)	4,496	9/16/2024	4,496	$ 4,496
Government of Egypt, 8.311436%, 09/15/2025 (Egypt) (4)	321	9/16/2024	321	$ 321
Government of Egypt, 8.311436%, 09/15/2025 (Egypt) (4)	7,911	9/16/2024	7,911	$ 7,911
Government of Egypt, 8.665371%, 07/28/2025 (Egypt) (4)	7,140	7/29/2024	7,140	$ 7,140
Government of Egypt, 8.733235%, 07/21/2025 (Egypt) (4)	7,140	7/22/2024	7,140	$ 7,140
Government of Egypt, 9.048253%, 06/10/2025 (Egypt) (4)	3,211,396	6/11/2024	3,203,607	$ 3,211,396
Government of Egypt, 9.048253%, 06/26/2025 (Egypt) (4)	1,427,256	6/27/2024	1,423,795	$ 1,427,256
Government of Egypt, 9.048253%, 07/21/2025 (Egypt) (4)	185	7/22/2024	185	$ 185
Government of Egypt, 9.048253%, 09/11/2025 (Egypt) (4)	4,508	9/12/2024	4,508	$ 4,508

Total Trade Finance Agreements			(Cost $ 5,090,131)	8,029,776

Total Investments - 93.47%			(Cost $ 264,344,252)	271,455,745

Other Assets Less Liabilities - 6.53%				10,472,780

Total Net Assets - 100.00%				281,928,526

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$18,703,651	$-
Level 2 - Other Significant Observable Inputs			244,722,318	-
Level 3 - Significant Unobservable Inputs			8,029,776	-
Total			$271,455,745	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

LIBOR – London Interbank Offered Rate.
(2) Represents non-income producing securities.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2024, these restricted securities amounted to $8,029,776, which represented 0.28% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At September 30, 2024, these liquid restricted securities amount to $174,617,121, which represented 61.70% of total net assets.